Guarantees granted, commitments and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of maturity analysis of purchase obligations	Future minimum purchase obligations under these arrangements at December 31, 2022 were as follows for the Company's continuing operations:

(€ million)
2023	€971
2024	€350
2025	€277
2026	€396
2027	€418
2028 and thereafter	€2,968